Investment Objectives and Goals - OTG Latin America ETF	May 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – OTG LATIN AMERICA ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the OTG (“On the Ground”) Latin America ETF (the “Fund”) is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.